GSMBS 2022-NQM1 ABS-15G

Exhibit 99.4 - Schedule 4

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2022-NQM1
Start - End Dates:	3/2018 - 2/2021

Loan Level Tape Compare Upload

Loan Number	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	XXXXXX	Property Type	Low Rise Condo (1-4)	Site Condo
XXXXXX	XXXXXX	XXXXXX	Representative Credit Score for Grading	XXXXXX	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Debt to Income Ratio (Front)	XXXXXX	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Original P&I	XXXXXX	XXXXXX
XXXXXX	XXXXXX	XXXXXX	Original P&I	XXXXXX	XXXXXX

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